Ordinary shares and Series A-1 Convertible Preferred Shares	12 Months Ended
Dec. 31, 2019
Ordinary shares and Series A-1 Convertible Preferred Shares
Ordinary shares and Series A-1 Convertible Preferred Shares

15.    Ordinary shares and Series A‑1 Convertible Preferred Shares

Ordinary shares

Upon incorporation in 2013, the Company’s authorized ordinary shares were 2,000,000,000 shares with a par value of US$0.0000001 each and issued 975,308,700 ordinary shares at par value. The number of authorized ordinary shares was increased from 2,000,000,000 to 2,275,948,587 as of December 31, 2018 after the issuance of Series A-1, A-2, B and C Preferred Shares.

Immediately prior to the completion of Company’s initial public offering on November 1, 2019, its authorized share capital was changed to US$500 divided into 5,000,000,000 shares of a par value of US$0.0000001 each,comprising of (i) 3,380,061,942 Class A ordinary shares, (ii) 619,938,058 Class B Ordinary Shares of a par value, and (iii) 1,000,000,000 shares of such class or classes (however designated) as the board of directors may determine in accordance with the amended and restated memorandum and articles of association. 619,938,058 ordinary shares beneficially owned by the Company’s founders, Yi Duan, Xi Zeng and Jiancheng Li were re-designated into Class B ordinary shares on a one-for-one basis and remaining 325,773,972 ordinary shares were re-designated into Class A ordinary shares on a one-for-one basis. All outstanding preferred shares were converted into 715,043,731 Class A ordinary shares.

Upon the completion of Company’s initial public offering and exercise of the green shoes options, the Company issued 150,000,000 and 12,504,475 Class A ordinary shares at price of US$0.52 per Class A ordinary share, respectively. The total net proceeds received were US$71,596 (equivalent to approximately RMB498,436).

In respect of matters requiring the votes of shareholders, the holders of Class B ordinary shares is entitled to ten votes per share, while the holders of Class A ordinary shares entitle to one vote per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

Series A‑1 Convertible Preferred Shares

Series A‑1 Preferred Shares are not redeemable and are convertible to Ordinary Shares at a 1‑to‑1 initial conversion ratio at the option of the holder at any time after the date of issuance. The liquidation preference of Series A‑1 Preferred Shares is preferable to Ordinary Shares but subordinated to redeemable convertible preferred shares as disclosed in Note 14.

On November 1, 2019, all Series A-1 Convertible Preferred Shares were converted to Class A ordinary shares upon the Company’s completion of IPO.